UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

Semi-Annual Report to Shareholders	August 31, 2024
Invesco Senior Loan Fund
Nasdaq:
A: VSLAX
∎
C: VSLCX
∎
Y: VSLYX
∎
IB: XPRTX
∎
IC: XSLCX

2	Fund Performance
4	Consolidated Schedule of Investments
24	Consolidated Financial Statements
28	Consolidated Financial Highlights
29	Notes to Consolidated Financial Statements
40	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current
month-end
Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data is provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 2/29/24 to 8/31/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end
sales charges, which would have reduced performance.

Class A Shares	3.40%
Class C Shares	3.02
Class Y Shares	3.53
Class IB Shares	3.52
Class IC Shares	3.45
Credit Suisse Leveraged Loan Index ▼ (Style-Specific Index)	4.08

Source(s): ▼ Bloomberg LP

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, non-investment grade loans.
 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting
invesco.com/us
. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
 Also, visit
blog.invesco.us.com
, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2         Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/24, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.67%
10 Years	3.80
5 Years	4.03
1 Year	4.36

Class C Shares
Inception (2/18/05)	3.08%
10 Years	3.39
5 Years	3.98
1 Year	6.30

Class Y Shares
Inception (11/8/13)	4.57%
10 Years	4.42
5 Years	4.98
1 Year	8.16

Class IB Shares
Inception (10/4/89)	4.90%
10 Years	4.42
5 Years	4.98
1 Year	8.16

Class IC Shares
Inception (6/13/03)	4.40%
10 Years	4.27
5 Years	4.83
1 Year	8.00
The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end
performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
 Class A share performance reflects the maximum 3.25% sales charge. Class A shares have no early withdrawal charges, except that an early withdrawal charge of 1.00% may be imposed on certain repurchases of Class A shares made by the Fund within eighteen months of purchase upon which a sales charge was not paid; such charge is not reflected in the returns shown above. Class C share performance reflects a maximum early withdrawal charge of 1% for the first year after purchase. Class IB shares and Class IC shares are not continuously offered. Class Y, Class IB and Class IC shares do not have a front-end
sales charge or a CDSC, therefore performance is at net asset value. Class Y, Class IB and Class IC shares do not have early withdrawal charges.
 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3       Invesco Senior Loan Fund

Consolidated Schedule of Investments
August 31, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Variable Rate Senior Loan Interests–100.70% (b)(c)
Aerospace & Defense–3.22%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.) Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.00%	07/01/2031		$607	$ 607,940
Term Loan (1 mo. Term SOFR + 3.69%)	8.00%	07/01/2031		294	293,854
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.75%)	8.09%	10/22/2027		1,161	1,166,041
Term Loan (3 mo. Term SOFR + 2.50%)	7.84%	10/22/2026		735	738,436
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.75%	08/24/2028		231	231,842
Term Loan B-2 (1 mo. Term SOFR + 3.50%)	8.75%	08/24/2028		89	89,392
Engineering Research and Consulting, LLC (aka Astrion), First Lien Term Loan (3 mo. Term SOFR + 5.00%) (d)	10.06%	08/15/2031		763	751,320
KKR Apple Bidco LLC, First Lien Term Loan (1 mo. Term SOFR + 2.86%)	8.11%	09/22/2028		453	454,545
Peraton Corp.
First Lien Term Loan B (1 mo. Term SOFR + 3.85%)	9.10%	02/01/2028		563	551,905
Second Lien Term Loan B-1 (3 mo. Term SOFR + 7.85%)	12.97%	02/01/2029		1,290	1,259,867
Propulsion (BC) Newco LLC (Spain), Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	09/14/2029		795	798,354
Rand Parent LLC (Atlas Air), First Lien Term Loan B (3 mo. Term SOFR + 3.75%)	9.07%	03/17/2030		1,282	1,284,242
Titan Acquisition Holdings L.P., Term loan B (1 mo. Term SOFR + 3.50%)	8.81%	06/14/2030		665	663,825
TransDigm, Inc.
Term Loan I (3 mo. Term SOFR + 2.75%)	8.08%	08/24/2028		2,585	2,598,670
Term Loan J (3 mo. Term SOFR + 2.50%)	7.84%	02/28/2031		347	347,590
					11,837,823

Air Transport–2.08%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 5.01%)	10.29%	04/20/2028		3,671	3,802,789
Air Canada (Canada), Term Loan B (3 mo. Term SOFR + 2.50%)	7.85%	03/21/2031		59	58,934
American Airlines, Inc., Term Loan (1 mo. Term SOFR + 2.86%)	8.20%	02/15/2028		787	787,006
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. Term SOFR + 1.60%)	6.91%	02/12/2027		18	17,600
United AirLines, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	8.03%	02/22/2031		2,419	2,430,414
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	02/14/2031		553	552,049
					7,648,792

Automotive–4.54%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.03%	01/31/2031		664	666,355
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.36%	04/06/2028		1,268	1,273,406
Belron Group S.A., Incremental Term Loan (3 mo. Term SOFR + 2.35%)	7.63%	04/18/2029		441	443,744
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.95%	07/28/2028	GBP	184	223,168
Second Lien Term Loan (6 mo. SONIA + 7.50%)	12.45%	07/27/2029	GBP	481	454,647
DexKo Global, Inc., Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.58%	10/04/2028		344	340,310
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)	8.36%	12/17/2028		702	697,812
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	11.25%	08/30/2030		728	716,944
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. EURIBOR + 5.00%) (d)	8.64%	03/30/2027	EUR	310	343,952
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	10.51%	03/30/2027		2,361	2,337,665
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	10.25%	03/30/2027		1,765	1,746,946
Second Lien Term Loan (3 mo. Term SOFR + 8.76%) (d)	14.01%	03/30/2028		453	432,669
Highline Aftermarket Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.25%	11/09/2027		1,520	1,531,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Automotive–(continued)
LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. Term SOFR + 3.00%)	8.25%	04/23/2031		$1,536	$ 1,538,982
Mavis Tire Express Services TopCo Corp., Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	05/04/2028		2,038	2,042,767
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (Canada), Term Loan B (1 mo. Term SOFR + 2.50%)	7.75%	05/06/2030		705	707,777
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	9.91%	01/24/2029		621	600,716
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.50%)	8.79%	07/16/2031		503	504,560
Wand Newco 3, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	01/30/2031		53	53,433
					16,657,356

Beverage & Tobacco–1.40%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.84%	07/31/2028		2,444	2,449,348
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%) (d)	11.55%	04/05/2028		602	572,100
Term Loan (3 mo. Term SOFR + 3.76%) (d)	9.06%	04/05/2028		1,384	1,176,943
Term Loan (3 mo. Term SOFR + 3.76%)	1.50%	04/14/2028		1,390	936,442
					5,134,833

Brokers, Dealers & Investment Houses–0.27%
Creative Planning (CPI Holdco B LLC), Term Loan B (1 mo. Term SOFR + 2.00%)	7.25%	05/17/2031		1,008	1,008,102

Building & Development–3.23%
Arcosa, Inc., Term Loan B (d)(e)	-	08/13/2031		333	334,328
Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	11/03/2028		723	723,399
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.43%)	9.38%	07/06/2028	GBP	109	139,997
Empire Today LLC, Term Loan B (3 mo. Term SOFR + 5.26%)	10.51%	04/01/2028		3,076	2,250,926
Gulfside Supply, Inc., Term Loan B (1 mo. Term SOFR + 2.95%) (d)	8.29%	06/17/2031		493	494,402
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	9.35%	12/22/2028		927	932,729
Second Lien Term Loan (3 mo. Term SOFR + 7.01%) (d)	12.35%	12/21/2029		302	306,344
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.85%	04/01/2028		1,052	928,245
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	10/02/2028		578	578,354
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.75%	08/03/2030		335	335,932
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	10.10%	02/16/2029		1,972	1,855,896
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	9.58%	04/29/2029		1,417	1,407,381
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	7.50%	03/19/2029		527	528,606
Term Loan B (1 mo. Term SOFR + 2.50%)	7.75%	04/14/2031		1,026	1,028,915
					11,845,454

Business Equipment & Services–11.05%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	9.10%	05/12/2028		1,766	1,757,815
Alter Domus (Chrysaor Bidco S.a.r.l.)
Delayed Draw Term Loan (f)	0.00%	05/14/2031		21	20,691
Term Loan B (e)	-	07/14/2031		279	279,785
Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	05/17/2028		151	152,020
Boost Newco Borrower LLC (WorldPay), Term Loan B (3 mo. Term SOFR + 2.50%)	7.75%	01/31/2031		1,919	1,926,250
Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. Term SOFR + 9.50%)	14.83%	05/10/2027		178	174,513
Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.25%	05/17/2028		1,547	1,552,545
Cloud Software Group, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.50%)	9.83%	03/21/2031		606	609,095
Term Loan B (3 mo. Term SOFR + 4.00%)	9.33%	03/30/2029		1,124	1,124,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Business Equipment & Services–(continued)
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	13.07%	02/12/2029		$587	$ 546,051
Term Loan (3 mo. Term SOFR + 4.26%)	9.57%	02/10/2028		1,350	1,306,951
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.50%) (d)	7.75%	11/02/2029		855	857,431
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	04/09/2027		1,156	1,149,659
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	12.35%	04/07/2028		542	543,573
DTI HoldCo, Inc., Incremental Term Loan B (1 mo. Term SOFR + 4.75%)	10.00%	04/26/2029		359	360,402
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.03%	01/18/2029		2,122	2,127,709
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.48%)	8.83%	02/01/2029		3,007	3,014,617
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.11%)	9.36%	05/12/2028		2,874	2,876,058
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 4.15%)	9.48%	02/16/2028		653	652,621
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.25%)	7.97%	04/01/2028	EUR	585	620,441
Term Loan (3 mo. Term SOFR + 4.00%)	9.35%	04/01/2028		211	211,901
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	9.60%	10/25/2029	EUR	99	77,942
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	9.33%	08/11/2028		300	301,984
Monitronics International, Inc., Term Loan B (3 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $4,473,707) (g)	13.01%	06/30/2028		4,472	4,449,807
NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan (3 mo. Term SOFR + 6.65%) (d)	11.90%	06/01/2025		1,690	1,666,714
Neon Maple Purchaser, Inc., Term Loan B (e)	-	07/18/2031		1,911	1,907,814
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.90%) (d)	9.23%	03/02/2028		724	724,235
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.85%)
(Acquired 11/12/2021-01/05/2022; Cost $1,430,931) (g)	10.10%	07/27/2027		1,483	904,524
Plano HoldCo, Inc. (aka Perficient), Term Loan B (d)(e)	-	08/15/2031		778	781,681
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	10.11%	01/31/2028		882	887,729
Protect America, Revolver Loan (d)(e)	-	09/01/2024		71	65,007
Ryan LLC (Ryan Tax)
Delayed Draw Term Loan (f)	0.00%	11/14/2030		29	29,021
Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	11/14/2030		388	389,414
Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.86%)	9.11%	08/28/2028		770	527,478
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 5.36%)	10.64%	07/14/2028		498	402,376
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	9.60%	03/04/2028		4,944	4,228,636
Tempo Acquisition LLC, Term Loan B-1 (1 mo. Term SOFR + 2.25%)	7.50%	08/31/2028		203	204,015
Thermostat Purchaser III, Inc., Term Loan B (1 mo. Term SOFR + 4.35%) (d)	9.60%	08/31/2028		716	715,275
UnitedLex Corp., Term Loan (3 mo. Term SOFR + 5.90%) (d)	11.23%	03/20/2027		520	455,211
					40,583,629

Cable & Satellite Television–1.96%
Altice Financing S.A. (Altice-Int’l) (Luxembourg), Term Loan (3 mo. Term SOFR + 5.00%)	10.30%	10/31/2027		200	179,547
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B (1 mo. Term SOFR + 2.61%)	7.86%	09/01/2028		77	74,795
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.50%	09/18/2030		689	666,922
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	9.38%	08/14/2026		519	416,865
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	8.26%	07/31/2025		494	439,680
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	7.45%	04/30/2028		205	199,556
UPC - LG (Sunrise)
Term Loan AT (1 mo. Term SOFR + 2.36%)	7.70%	04/30/2028		193	190,822
Term Loan AX (1 mo. Term SOFR + 3.04%)	8.44%	01/31/2029		1,827	1,819,099
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	8.70%	01/31/2029		2,443	2,357,091
Term Loan Y (6 mo. Term SOFR + 3.35%)	8.66%	03/31/2031		881	847,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Cable & Satellite Television–(continued)
Vodafone Ziggo - LG, Term Loan I (1 mo. Term SOFR + 2.61%)	7.95%	04/30/2028		$22	$ 21,645
					7,213,263

Chemicals & Plastics–9.37%
A&R Logistics Holdings, Inc. (Quantix), Incremental Term Loan (3 mo. Term SOFR + 6.90%) (d)	12.22%	08/03/2026		1,984	1,928,145
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	10.58%	12/14/2029		1,166	1,127,004
AkzoNoble Chemicals
Term Loan B (3 mo. Term SOFR + 3.50%)	8.63%	04/03/2028		961	966,073
Term Loan B (3 mo. Term SOFR + 3.50%)	8.82%	04/03/2028		962	968,827
Aruba Investments, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.10%)	9.35%	11/24/2027		150	149,190
Second Lien Term Loan (1 mo. Term SOFR + 7.85%)	13.10%	11/24/2028		611	587,300
Arxada (Herens Holdco S.a r.l./ Lonza) (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.65%	07/03/2028	EUR	184	196,555
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.85%)	10.07%	08/27/2026		2,188	2,132,302
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (d)(e)	-	08/01/2031		519	521,681
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-6 (3 mo. Term SOFR + 2.00%)	7.33%	12/20/2029		327	327,945
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	9.25%	02/26/2029		776	780,738
Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	12/01/2027		1,182	1,186,760
Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.50%)	8.75%	08/18/2028		1,552	1,551,982
Composite Resins Holding B.V. (AOC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.86%	10/15/2028		1,077	1,078,103
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.50%)	8.84%	11/01/2030		672	674,047
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.69%	10/04/2029		1,522	1,524,244
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.32%	10/04/2030		490	479,824
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%)	10.85%	11/01/2028		1,540	1,231,857
Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 5.64% Cash Rate (h)	6.90%	12/31/2027		19	3,869
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	05/29/2029		273	274,269
ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (3 mo. Term SOFR + 4.01%)	9.35%	12/29/2027		463	386,473
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.85%)	8.91%	07/08/2030		991	994,487
Ineos Quattro (STYRO) (United Kingdom)
Term Loan B (1 mo. Term SOFR + 4.35%)	9.60%	04/02/2029		1,154	1,158,227
Term Loan B (1 mo. Term SOFR + 3.85%)	9.10%	03/14/2030		369	370,503
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 2.60%)	7.85%	11/08/2028		147	146,713
Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	02/18/2030		2,028	2,027,806
Term Loan (1 mo. Term SOFR + 3.75%)	9.00%	02/07/2031		891	893,463
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.86%	12/31/2029		461	463,613
Oxea Corp. (OQ Chemicals)
Term Loan (3 mo. Term SOFR + 8.24%)	13.31%	06/22/2025		487	504,382
Term Loan B-2 (3 mo. Term SOFR + 3.64%)	8.92%	10/14/2024		1,196	1,072,471
Potters Industries, Term Loan B (3 mo. Term SOFR + 3.75%)	9.08%	12/14/2027		595	599,622
PQ Performance Chemicals (Sparta Holdings L.P.), First Lien Term loan (1 mo. Term SOFR + 3.25%)	8.59%	08/02/2030		426	427,358
Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	9.30%	09/15/2028		1,699	1,707,240
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	7.82%	05/03/2028		1,591	1,274,980
Term Loan A (3 mo. Term SOFR + 8.50%)	13.80%	05/03/2028		235	248,581
Term Loan B (3 mo. Term SOFR + 8.50%)	13.80%	05/03/2028		1,730	1,825,464
Tronox Finance LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	04/04/2029		487	489,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Chemicals & Plastics–(continued)
Univar, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.31%	08/01/2030		$1,535	$ 1,545,493
W. R. Grace Holdings LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	09/22/2028		561	563,386
					34,390,314

Clothing & Textiles–1.44%
ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan (f)	0.00%	12/21/2028		222	222,656
Term Loan (1 mo. Term SOFR + 2.75%)	8.00%	12/21/2028		2,232	2,241,668
Varsity Brands Holding Co., Inc., Term Loan B (e)	-	07/25/2031		2,834	2,825,473
					5,289,797

Conglomerates–0.12%
APi Group DE, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	7.25%	01/03/2029		452	452,965

Containers & Glass Products–2.76%
Berlin Packaging LLC, Term Loan B-7 (3 mo. Term SOFR + 3.75%)	9.08%	06/07/2031		1,680	1,681,021
Duran Group (Blitz/DWK) (Germany), Term loan C-2 (3 mo. USD LIBOR + 5.65%) (d)	10.98%	05/31/2026		1,998	1,908,137
Keter Group B.V. (Netherlands)
Term Loan (3 mo. EURIBOR + 4.75%)
(Acquired 04/29/2024; Cost $1,231,154) (g)	8.39%	12/28/2029	EUR	1,212	1,282,155
Term Loan (3 mo. EURIBOR + 0.00%)
(Acquired 04/29/2024-07/29/2024; Cost $1,057,416) (g)	5.00%	12/31/2029	EUR	1,307	1,217,138
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-06/11/2024; Cost $1,698,432) (g)	11.93%	11/22/2027		1,783	1,773,411
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (3 mo. Term SOFR + 4.46%)	9.51%	07/07/2028		411	399,168
Mold-Rite Plastics LLC (Valcour Packaging LLC), Term Loan A-2 (1 mo. Term SOFR + 1.74%)	7.08%	10/10/2028		926	794,656
Mold-Rite Plastics, LLC (Valcour Packaging LLC), Term Loan A-1 (1 mo. Term SOFR + 5.23%)	10.56%	10/10/2028		771	780,261
Refresco (Pegasus Bidco BV) (Netherlands), Term Loan (3 mo. Term SOFR + 3.75%)	8.87%	07/12/2029		296	297,460
					10,133,407

Cosmetics & Toiletries–1.05%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.25%	09/14/2028		653	649,498
Term Loan (1 mo. Term SOFR + 3.35%)	8.66%	05/10/2027		2,401	2,372,374
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.64%	06/29/2028	EUR	765	814,335
					3,836,207

Drugs–0.31%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	7.40%	11/15/2027		1,151	1,134,647

Ecological Services & Equipment–1.42%
Anticimex Global AB (Sweden)
Term Loan B-1 (e)	-	11/16/2028		70	70,214
Term Loan B-6 (e)	-	11/16/2028		734	738,710
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.00%	09/20/2030		1,059	1,068,371
GFL Environmental Inc. (Canada), Term Loan (3 mo. Term SOFR + 2.00%)	7.32%	07/03/2031		212	212,088
Groundworks LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	8.84%	03/14/2031		28	27,584
Delayed Draw Term Loan (f)	0.00%	03/14/2031		145	144,814
Term Loan (1 mo. Term SOFR + 3.50%)	8.84%	03/14/2031		936	936,695
MIP V Waste LLC (GreenWaste), Term Loan (3 mo. Term SOFR + 3.00%)	8.35%	12/08/2028		145	145,276
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.58%	12/31/2025	EUR	166	176,512
Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.85%)	9.10%	03/20/2025		1,530	1,502,345
TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.84%)	14.01%	11/02/2028		218	180,159
					5,202,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Electronics & Electrical–8.89%
Applied Systems, Inc., Term Loan B-1 (3 mo. Term SOFR + 3.20%)	8.29%	02/24/2031		$ 78	$ 78,449
AppLovin Corp., Term Loan (1 mo. Term SOFR + 2.50%)	7.75%	10/25/2028		968	970,267
AQA Acquisition Holding, Inc. (SmartBear), First Lien Term Loan (3 mo. Term SOFR + 4.51%)	9.76%	03/03/2028		187	187,907
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.75%)	9.01%	07/30/2031		1,198	1,197,007
Central Parent LLC, Term Loan (3 mo. Term SOFR + 3.25%)	8.58%	07/06/2029		886	879,534
ConnectWise LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.10%	10/01/2028		335	336,354
Diebold Nixdorf, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.83%	08/11/2028		856	880,038
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.86%	02/04/2028		1,118	1,122,382
Epicor Software Corp.
Delayed Draw Term Loan B (f)	0.00%	05/30/2031		49	48,877
Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	05/30/2031		414	416,581
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.11%)	8.36%	07/06/2028		498	499,655
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.14%	04/30/2028		2,972	2,535,656
Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.14%	04/30/2028		1,629	658,511
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	9.58%	09/30/2028		1,579	1,585,946
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.71%	10/17/2028	EUR	223	246,840
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.51%) (d)	11.64%	03/02/2028		216	215,607
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.26%	03/02/2028		1,209	1,172,376
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.51%	03/02/2029		253	214,017
Informatica Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	7.50%	10/27/2028		541	542,971
ION Corp (Helios Software), Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	07/18/2030		481	482,114
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%) (d)	12.07%	08/17/2028	GBP	366	464,640
Term Loan (3 mo. Term SOFR + 7.02%) (d)	12.34%	08/17/2028		487	465,186
Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 5.01%)	10.07%	08/18/2028		1,382	980,570
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	11.37%	07/27/2028		738	745,874
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.59%	03/01/2029		238	238,090
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	11.61%	04/30/2026		2,175	1,905,717
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%) (d)	9.75%	03/03/2028	EUR	790	772,383
Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. Term SOFR + 4.00%)	9.25%	03/28/2031		966	971,271
Proofpoint, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	8.25%	08/31/2028		2,133	2,137,359
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%) (Acquired 01/20/2022; Cost $2,289,114) (g)	9.65%	02/01/2029		2,305	1,705,879
Renaissance Holding Corp., Term Loan B (1 mo. Term SOFR + 4.25%)	9.50%	04/05/2030		662	662,419
Sandvine Corp., First Lien Term Loan (Acquired 06/28/2024; Cost $6,715) (g)	2.00%	06/28/2027		31	5,535
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	10.33%	05/18/2028		1,311	1,289,023
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	12.98%	05/18/2026		269	251,081
Ultimate Software Group, Inc., Term Loan B (3 mo. Term SOFR + 3.25%)	8.55%	02/10/2031		1,680	1,686,134
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.61%)	8.90%	11/20/2028		1,125	1,128,974
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 6.25%) (d)	10.00%	05/31/2029	EUR	1,940	1,961,937
Term Loan B-2 (d)(e)	-	05/31/2029		1,089	1,004,842
					32,648,003

Financial Intermediaries–1.77%
AssuredPartners, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	02/14/2031		275	276,319
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	06/13/2031		1,453	1,454,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Financial Intermediaries–(continued)
Edelman Financial Center LLC (The)
Term Loan (1 mo. Term SOFR + 5.25%)	10.50%	10/06/2028		$100	$ 99,849
Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	04/07/2028		210	210,374
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.25%	02/28/2031		454	455,753
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	06/02/2031		668	671,243
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.36%	09/15/2028		1,489	1,481,122
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.13%	02/18/2027		833	802,473
Tricor (Thevelia / Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.25%)	8.51%	06/18/2029		1,048	1,056,050
					6,507,698

Food Products–4.23%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.25%	12/18/2026		993	999,433
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.86%	02/12/2027	EUR	2,163	2,252,493
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. Term SOFR + 7.15%) (d)	0.50%	10/05/2026		337	330,995
Term Loan (3 mo. Term SOFR + 6.40%) (d)	11.73%	10/05/2026		2,285	2,244,025
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.25%	10/18/2028		412	362,743
First Lien Term Loan (1 mo. Term SOFR + 5.11%)	10.36%	10/18/2028		3,014	2,672,310
Second Lien Term Loan (1 mo. Term SOFR + 8.11%) (d)	13.36%	10/18/2029		609	411,234
Mosel Bidco SE (Alphia) (Germany), Term Loan B (3 mo. Term SOFR + 5.19%)	10.25%	10/02/2030		629	592,620
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (6 mo. Term SOFR + 2.51%)	7.81%	11/13/2029		979	981,384
Sigma Holdco B.V. (Netherlands)
Term Loan B-10 (6 mo. Term SOFR + 4.41%)	9.77%	01/03/2028		2,319	2,318,390
Term Loan B-9 (3 mo. EURIBOR + 4.50%)	8.18%	01/03/2028	EUR	1,327	1,467,748
Solina Group Services (Powder Bidco) (France), Term Loan (3 mo. Term SOFR + 3.75%)	9.09%	03/07/2029		374	375,326
Valeo Foods (Platform Bidco Ltd.) (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.86%	09/29/2028	EUR	492	537,729
					15,546,430

Food Service–0.95%
Areas (Pax Midco Spain), Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.74%	12/31/2029	EUR	2,822	3,115,132
Euro Garages (Netherlands), Term Loan (3 mo. Term SOFR + 4.51%)	9.82%	03/31/2026		152	152,243
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.85%)	8.10%	12/15/2027		210	210,387
					3,477,762

Forest Products–0.19%
NewLife Forest Restoration LLC, Term Loan (Acquired 01/29/2024-07/31/2024; Cost $742,079) (d)(e)(g)	-	04/10/2029		697	696,580

Health Care–3.59%
Acacium (Impala Bidco Ltd.) (United Kingdom)
Incremental Term Loan B (1 mo. Term SOFR + 4.85%) (d)	10.18%	06/08/2028		590	563,848
Term Loan B (1 mo. SONIA + 5.00%) (d)	9.95%	06/08/2028	GBP	295	375,909
Ascend Learning LLC, First Lien Term Loan (1 mo. Term SOFR + 3.60%)	8.85%	12/11/2028		40	39,748
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (3 mo. Term SOFR + 5.10%)	10.43%	05/08/2028		574	577,157
Cerba (Chrome Bidco) (France), Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	7.29%	02/16/2029	EUR	248	251,270
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%) (d)	8.25%	06/26/2031		437	437,315
Concentra Health Services, Term Loan B (1 mo. Term SOFR + 2.25%) (d)	7.50%	07/26/2031		266	267,220
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	07/31/2029		238	238,896
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.70%	04/17/2028	GBP	371	452,187
Explorer Holdings, Inc., Term Loan (1 mo. Term SOFR + 4.00%)	9.25%	02/04/2027		1,164	1,171,761
Global Medical Response, Inc., Term Loan (3 mo. Term SOFR + 5.50%)	10.84%	10/31/2028		1,335	1,329,831
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.50%	10/25/2028		19	19,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Health Care–(continued)
Icon PLC
Term Loan (3 mo. Term SOFR + 2.00%)	7.33%	07/03/2028		$3	$ 3,009
Term Loan (3 mo. Term SOFR + 2.00%)	7.33%	07/03/2028		12	12,079
ICU Medical, Inc., Term Loan B (3 mo. Term SOFR + 2.65%)	7.98%	01/08/2029		174	174,161
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)	8.03%	09/07/2028		709	710,965
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 4.75%)	10.08%	12/12/2028		93	92,673
MB2 Dental Solutions LLC, Revolver Loan (d)(f)	0.00%	02/15/2031		22	22,344
MB2 Dental Solutions LLC
Delayed Draw Term Loan (d)(f)	0.00%	02/15/2031		238	237,941
Delayed Draw Term Loan (d)(f)	0.00%	02/15/2031		143	142,764
Revolver Loan (3 mo. Term SOFR + 6.33%) (d)	11.34%	02/15/2031		25	25,197
Term Loan (1 mo. Term SOFR + 6.00%) (d)	11.25%	02/15/2031		685	685,454
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 4.11%) (Acquired 11/19/2021-06/26/2024; Cost $1,218,478) (g)	9.36%	12/18/2028		1,274	884,873
Second Lien Term Loan (1 mo. Term SOFR + 6.75%) (Acquired 11/19/2021-12/16/2021; Cost $397,263) (g)	12.11%	12/17/2029		401	176,031
MJH Healthcare Holdings, LLC, Term Loan B (1 mo. Term SOFR + 3.35%) (d)	8.60%	01/28/2029		105	105,280
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	7.39%	12/15/2027	EUR	138	153,560
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.39%	12/15/2027	EUR	80	88,703
Organon & Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.84%	05/19/2031		1,192	1,200,708
PAREXEL International Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	8.25%	11/15/2028		243	244,037
Sharp Services LLC, Term Loan (3 mo. Term SOFR + 3.75%) (d)	9.08%	12/31/2028		49	49,488
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%) (d)	9.31%	11/24/2028		319	309,225
TEAM Services Group, LLC, Term Loan B (TSFR1M + 5.25%)	10.65%	12/20/2027		843	831,544
TTF Holdings, LLC (Soliant), Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	07/18/2031		1,055	1,057,294
Veonet Lense GmbH (BLIVEO) (Germany), Incremental Term Loan B (3 mo. EURIBOR + 4.25%)	7.97%	03/14/2029	EUR	47	52,108
Waystar (fka Navicure, Inc.), Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	10/22/2029		33	33,562
Zelis Cost Management Buyer, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.00%	09/28/2029		160	160,840
					13,178,608

Home Furnishings–1.66%
Hilding Anders AB (Sweden) Term Loan (6 mo. EURIBOR + 10.00%)
(Acquired 04/27/2023-10/30/2023; Cost $19,266) (d)(g)	13.83%	12/31/2026	EUR	19	20,503
Term Loan (6 mo. EURIBOR + 10.00%) (d)	13.84%	12/31/2026	EUR	23	25,717
Homeserve USA Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	7.84%	10/21/2030		882	884,356
Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.51%)	9.85%	09/25/2028		1,829	1,832,008
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.66%) (d)	12.89%	06/29/2028		97	97,018
Term Loan (3 mo. Term SOFR + 7.61%)	12.95%	06/29/2028		1,371	1,122,544
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%) (Acquired 09/17/2021-10/22/2021; Cost $1,209,344) (g)	9.36%	10/06/2028		1,216	926,661
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	9.60%	10/30/2027		308	289,306
Term Loan B (1 mo. Term SOFR + 3.36%)	8.61%	10/30/2027		963	904,718
					6,102,831

Industrial Equipment–6.30%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.81%	08/09/2031		2,108	2,117,100
Arconic Rolled Products Corp., Term Loan B (1 mo. Term SOFR + 3.25%)	8.56%	08/18/2030		698	700,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Industrial Equipment–(continued)
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	7.82%	03/15/2030		$432	$ 433,950
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 4.00%)	9.25%	08/16/2029		483	486,350
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 5.50%)	10.83%	06/01/2029		1,228	1,115,353
DXP Enterprises, Inc., Incremental Term Loan (6 mo. Term SOFR + 4.85%)	10.16%	10/11/2030		894	900,061
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.50%)	7.56%	08/04/2031		701	701,963
Term Loan B (3 mo. Term SOFR + 2.50%)	7.56%	05/31/2030		1,443	1,444,011
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.50%)	8.32%	01/31/2029	EUR	562	624,224
Term Loan B (3 mo. EURIBOR + 4.50%)	8.32%	01/31/2029	EUR	137	152,234
Term Loan B (3 mo. Term SOFR + 5.26%)	10.59%	02/05/2029		1,169	1,177,354
Madison IAQ LLC, Term Loan (6 mo. Term SOFR + 2.75%)	7.89%	06/21/2028		363	363,582
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.86%)	8.11%	07/31/2028		256	257,831
Robertshaw US Holding Corp.
First Lien Term Loan (Acquired 05/12/2023-10/17/2023; Cost $2,786,253) (d)(g)(i)(j)	0.00%	02/28/2027		2,806	2,663,345
Second Lien Term Loan (Acquired 05/09/2023-07/14/2023; Cost $1,874,800) (d)(g)(i)(j)	0.00%	02/28/2027		3,107	1,969,661
Third Lien Term Loan (Acquired 05/09/2023; Cost $211,353) (d)(g)(i)(j)	0.00%	02/28/2027		773	394,150
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.01%)	9.35%	03/25/2031		1,160	1,155,619
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 5.85%) (d)	11.10%	03/31/2028		126	121,907
Revolver Loan (d)(f)	0.00%	03/31/2028		104	100,911
Term Loan (1 mo. Term SOFR + 5.85%)	11.10%	03/31/2028		2,534	2,505,232
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (6 mo. Term SOFR + 3.50%)	8.59%	04/30/2030		2,058	2,067,994
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	9.14%	11/19/2028		1,586	1,529,222
Second Lien Term Loan (1 mo. Term SOFR + 7.11%) (d)	12.37%	11/19/2029		165	142,470
					23,125,394

Insurance–3.18%
Acrisure LLC, Term Loan B-6 (3 mo. Term SOFR + 3.25%)	8.59%	11/06/2030		3,049	3,034,355
Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. Term SOFR + 3.50%)	8.81%	11/06/2030		1,504	1,510,410
AmWINS Group LLC, Term Loan (1 mo. Term SOFR + 2.36%)	7.61%	02/19/2028		532	534,016
Hub International Ltd., Term Loan (3 mo. Term SOFR + 3.00%)	8.23%	06/20/2030		805	806,521
Sedgwick Claims Management Services, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	8.25%	07/31/2031		2,670	2,676,398
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 3.25%)	8.58%	05/06/2031		790	792,575
USI, Inc.
Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	09/27/2030		711	711,901
Term Loan B (3 mo. Term SOFR + 2.75%)	8.08%	11/22/2029		1,590	1,592,238
					11,658,414

Leisure Goods, Activities & Movies–4.23%
Carnival Corp.
Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	08/08/2027		153	153,743
Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	10/18/2028		2,927	2,940,399
Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 1.61%)	6.86%	07/31/2028		2,332	2,373,407
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.16%) (d)	10.53%	02/05/2029		1,053	1,051,418
GBT Group Servicers B.V. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.00%)	8.28%	07/25/2031		821	822,673
Lakeland Tours LLC, Term Loan (d)	8.00%	09/25/2027		370	73,941
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.75%	05/01/2031		399	401,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Leisure Goods, Activities & Movies–(continued)
Nord Anglia Education
Term Loan (3 mo. Term SOFR + 4.00%)	9.06%	01/31/2028		$614	$ 619,320
Term Loan B-2 (3 mo. Term SOFR + 3.75%)	8.81%	02/26/2031		519	523,904
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.47%	03/05/2027	EUR	1,957	2,055,104
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.50%)	7.75%	08/25/2028		713	714,696
Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	10/04/2030		239	241,094
USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 8.00%) (d)	8.00%	06/30/2025		133	132,716
Term Loan A (d)(f)	0.00%	06/30/2025		162	162,334
Term Loan B (3 mo. Term SOFR + 4.90%) (d)	10.23%	06/30/2025		1,673	1,672,559
Vue International Bidco PLC (United Kingdom) Second Lien Term Loan
(Acquired 02/20/2024-08/13/2024; Cost $232,780) (g)	3.59%	12/31/2027	EUR	359	216,265
Term Loan (6 mo. EURIBOR + 8.00%)
(Acquired 09/15/2022-04/08/2024; Cost $194,311) (g)	11.84%	06/30/2027	EUR	194	213,040
Term Loan (1 mo. EURIBOR + 8.00%)
(Acquired 02/21/2024-04/08/2024; Cost $108,276) (g)	11.84%	06/30/2027	EUR	104	120,643
Term Loan (1 mo. EURIBOR + 8.50%)
(Acquired 02/20/2024-08/13/2024; Cost $231,340) (g)	3.59%	12/31/2027	EUR	220	230,527
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)
(Acquired 08/13/2024; Cost $795,615) (g)	9.87%	08/13/2031		808	806,185
					15,525,387

Lodging & Casinos–3.42%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	9.11%	02/02/2026		900	881,048
First Lien Term Loan (1 mo. Term SOFR + 4.86%)	10.11%	02/02/2026		1,111	1,091,978
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	02/06/2030		1,314	1,317,875
Term Loan (1 mo. Term SOFR + 2.75%)	8.00%	02/06/2031		1,790	1,794,226
Fertitta Entertainment LLC (Golden Nugget), Term Loan B (1 mo. Term SOFR + 3.75%)	9.09%	01/27/2029		661	660,358
GVC Finance LLC, Term Loan B (6 mo. Term SOFR + 2.75%)	8.01%	10/31/2029		2,199	2,205,841
HBX Group (United Kingdom), Term Loan B-3 (6 mo. EURIBOR + 4.50%)	8.34%	09/12/2028	EUR	1,882	2,094,679
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.75%	08/02/2028		1,116	1,116,870
Station Casinos LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	7.50%	03/14/2031		514	514,579
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.35%)	8.66%	12/14/2029		886	888,999
					12,566,453

Nonferrous Metals & Minerals–1.26%
AZZ, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	05/14/2029		1,021	1,029,663
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.26%)	9.58%	07/31/2026		2,436	2,425,156
Form Technologies LLC, First Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.41%	10/22/2025		537	429,204
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.76%	03/16/2027		743	744,631
					4,628,654

Oil & Gas–2.19%
Brazos Delaware II LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	8.25%	02/11/2030		692	697,335
GIP Pilot Acquisition Partners, L.P. (Global Infrastructure), Term Loan (3 mo. Term SOFR + 2.50%)	7.82%	10/04/2030		578	580,432
Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.61%)	11.94%	08/25/2026		3	3,477
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	10/11/2030		599	601,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Oil & Gas–(continued)
McDermott International Ltd.
LOC (d)(f)	0.00%	12/31/2026	$1,276	$ 1,167,483
LOC (3 mo. Term SOFR + 5.01%) (d)	0.50%	12/31/2026	181	165,946
LOC (d)(f)	0.00%	06/30/2027	1,361	918,383
LOC (3 mo. Term SOFR + 4.29%) (d)	4.15%	06/30/2027	786	428,387
PIK Term Loan B, 3.00% PIK Rate, 6.36% Cash Rate 3.00% PIK Rate, 6.36% Cash Rate (1 mo. Term SOFR + 1.11%) (h)	3.00%	12/31/2027	625	241,636
Term Loan (3 mo. Term SOFR + 7.76%) (d)	13.10%	12/31/2026	601	613,187
Term Loan (1 mo. Term SOFR + 3.11%)	8.36%	06/30/2027	134	72,310
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	9.06%	02/28/2030	929	935,635
Rockwood Service Corp., Term loan B (3 mo. Term SOFR + 3.69%)	8.75%	07/23/2031	213	214,068
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.61%)	8.86%	11/17/2028	1,171	1,178,792
WhiteWater Whistler Holdings, LLC, Term Loan B-2 (3 mo. Term SOFR + 2.25%)	7.63%	02/15/2030	235	235,071
				8,053,786

Publishing–3.15%
Adtalem Global Education Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	08/12/2028	312	312,684
Cengage Learning, Inc., Term Loan B (6 mo. Term SOFR + 4.25%)	9.54%	03/22/2031	2,306	2,316,801
Century DE Buyer LLC (Simon & Schuster), Term Loan (1 mo. Term SOFR + 4.01%)	9.26%	10/30/2030	1,076	1,080,980
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.10%)	9.44%	12/01/2028	2,430	2,434,498
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	10.60%	04/09/2029	2,229	2,118,254
Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	13.75%	04/08/2030	1,115	1,054,460
McGraw-Hill Education, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	9.23%	08/01/2031	1,652	1,659,847
Micro Holding L.P., Term Loan (1 mo. Term SOFR + 4.25%)	9.50%	05/03/2028	580	579,618
				11,557,142

Radio & Television–0.52%
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. Term SOFR + 3.36%)	8.61%	05/01/2026	270	226,857
Term Loan (1 mo. Term SOFR + 3.11%)	8.36%	05/01/2026	662	554,287
Sinclair Television Group, Inc.
Term Loan B-3 (3 mo. Term SOFR + 3.26%)	8.51%	04/01/2028	52	36,970
Term Loan B-4 (1 mo. Term SOFR + 3.85%)	9.10%	04/21/2029	105	72,700
Univision Communications, Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.36%)	8.61%	01/31/2029	263	255,345
Incremental Term Loan B (1 mo. Term SOFR + 3.61%)	8.86%	01/23/2029	769	748,333
				1,894,492

Retailers (except Food & Drug)–1.65%
Action Holding B.V. (Netherlands), Term Loan B-4 (3 mo. Term SOFR + 3.25%)	8.58%	10/28/2030	1,169	1,175,179
Action Holding B.V. (Peer Holdings) (Netherlands), Term Loan B-5 (3 mo. Term SOFR + 3.00%)	8.33%	06/20/2031	838	842,144
Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.86%)	9.11%	03/06/2028	2,252	2,256,430
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.75%	11/08/2027	1,214	1,218,558
Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	9.08%	04/26/2028	557	558,237
				6,050,548

Surface Transport–1.41%
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 3.10%)	8.43%	11/01/2030	943	946,961
Term Loan B (3 mo. Term SOFR + 3.26%)	8.60%	07/21/2028	793	796,216
Term Loan C (3 mo. Term SOFR + 3.26%)	8.60%	07/21/2028	242	242,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value
Surface Transport–(continued)
Hurtigruten Group A/S (Explorer II AS) (Norway)
Term Loan A (3 mo. EURIBOR + 8.50%)
(Acquired 02/23/2024-08/23/2024; Cost $1,211,646) (g)	0.02%	02/22/2029	EUR	2,488	$ 282,724
Term Loan B-2 (3 mo. EURIBOR + 7.00%)
(Acquired 02/23/2024-08/23/2024; Cost $719,796) (g)	9.91%	09/30/2027	EUR	712	585,883
PODS LLC, Incremental Term Loan (3 mo. Term SOFR + 4.26%)	9.51%	03/31/2028		$1,821	1,723,393
Reception Purchaser LLC (STG - XPOI Opportunity), Term Loan (3 mo. Term SOFR + 6.15%)
(Acquired 04/28/2022-08/06/2024; Cost $1,117,169) (g)	11.48%	03/24/2028		1,226	596,668
Reception Purchaser, LLC (STG - XPOI Opportunity), Incremental Term Loan (3 mo. Term SOFR + 6.15%) (Acquired 08/06/2024; Cost $7,809) (g)	13.50%	03/24/2028		10	5,073
					5,179,723

Telecommunications–4.50%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.75%	08/01/2028		482	430,110
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.36%)	8.70%	11/30/2027		1,046	1,042,518
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	12/17/2027		2,870	2,878,805
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. Term SOFR + 3.35%)	8.60%	11/22/2028		18	18,022
Crown Subsea Communications Holding, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	9.25%	01/30/2031		1,941	1,957,761
Genesys Cloud Services Holdings I LLC
Incremental Term Loan (1 mo. Term SOFR + 3.86%)	9.11%	12/01/2027		290	291,890
Term Loan B (1 mo. Term SOFR + 3.50%)	8.75%	12/01/2027		38	38,657
II-VI, Inc., Term Loan B-1 (1 mo. Term SOFR + 2.50%)	7.75%	07/02/2029		108	109,040
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.75%	09/27/2029		1,070	1,043,898
Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	7.50%	09/20/2030		254	253,188
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.46%)	7.74%	04/15/2030		113	91,458
Term Loan B-2 (1 mo. Term SOFR + 2.46%)	7.74%	04/15/2029		223	176,032
Midcontinent Communications, Term Loan B (d)(e)	-	08/13/2031		791	792,262
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. Term SOFR + 4.60%)	9.95%	11/30/2025		51	3,162
Second Lien Term Loan B (3 mo. Term SOFR + 8.85%)	14.20%	11/30/2026		35	2,658
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.08%	10/18/2027		3,536	388,943
Term Loan (3 mo. Term SOFR + 6.54%)	11.82%	10/18/2027		1,540	925,879
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.63%	10/18/2027		1,356	90,293
SBA Senior Finance II LLC, Term Loan (1 mo. Term SOFR + 2.00%)	7.25%	01/25/2031		11	11,201
Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	8.07%	12/07/2026		1,730	833,672
U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 1.15%)	6.50%	05/02/2026		1,621	650,419
Third Lien Term Loan (d)(e)	-	05/02/2027		151	0
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.50%)	9.75%	03/02/2029		1,135	1,063,743
Term Loan B (1 mo. Term SOFR + 4.61%)	9.94%	05/30/2030		827	771,578
Voyage Digital (NC) Ltd., Term Loan (3 mo. Term SOFR + 3.25%) (d)	8.35%	05/11/2029		951	954,679
Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.35%)	11.60%	09/21/2027		1,695	1,710,568
					16,530,436

Utilities–3.39%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.00%	01/27/2031		1,511	1,514,398
Covanta Holding Corp.
Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	8.09%	11/30/2028		531	532,456
Incremental Term Loan C (1 mo. Term SOFR + 2.75%)	8.09%	11/30/2028		29	29,096
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	10.50%	04/03/2028		756	757,828
Edgewater Generation, Term Loan (1 mo. Term SOFR + 4.25%)	9.50%	08/01/2030		839	847,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Utilities–(continued)
Generation Bridge Northeast LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.75%	08/22/2029	$688	$ 695,119
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	05/22/2031	363	366,326
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. Term SOFR + 4.26%)
(Acquired 08/14/2019-04/03/2024; Cost $875,270) (g)	9.32%	08/14/2026	901	895,059
Lightning Power, LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	8.35%	08/07/2031	1,703	1,711,102
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	11.00%	01/29/2027	2,421	2,429,086
Term Loan C (3 mo. Term SOFR + 5.75%)	11.00%	01/29/2027	137	137,388
Talen Energy Supply LLC
Term Loan B (3 mo. Term SOFR + 3.50%)	8.60%	05/17/2030	1,011	1,018,380
Term Loan C (3 mo. Term SOFR + 3.50%)	8.60%	05/17/2030	582	585,854
Vistra Zero Operating Co. LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	04/30/2031	937	943,342
				12,463,416
Total Variable Rate Senior Loan Interests (Cost $385,437,174)				369,761,114

			Shares
Common Stocks & Other Equity Interests–6.56% (k)
Aerospace & Defense–0.35%
IAP Worldwide Services (d)(l)			1,850,312	999,169
IAP Worldwide Services (d)(l)			296,283	296,283
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458) (d)(g)			342	0
				1,295,452

Automotive–0.02%
Cabonline (Acquired 10/30/2023; Cost $1) (Sweden) (d)(g)			1,490,997	146
Cabonline (Acquired 10/31/2023; Cost $1) (Sweden) (d)(g)			1,272,507	62
Cabonline (Acquired 10/30/2023; Cost $38,035) (Sweden) (d)(g)			42,364,958	55,699
				55,907

Building & Development–0.00%
Fagus Holdco PLC (Acquired 06/14/2022; Cost $0) (Spain) (d)(g)			298	0
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,938,060) (d)(g)			780	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,975) (d)(g)			9	0
				0

Business Equipment & Services–2.12%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $1,635,945) (g)			81,269	1,726,966
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $2,230,682) (d)(g)			25,611	6,042,128
				7,769,094

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv) (Acquired 09/19/2023; Cost $0) (Germany) (d)(g)			15,366	0

Containers & Glass Products–0.03%
Keter Group B.V. (Acquired 04/29/2024; Cost $0) (Netherlands) (d)(g)			129,190,383	143
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $32,297) (d)(g)			7,940	119,814
				119,957

Electronics & Electrical–0.08%
Diebold Nixdorf, Inc. (m)			6,869	307,869
Sandvine Corp. (Acquired 06/28/2024; Cost $0) (d)(g)			3,449	0
				307,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16       Invesco Senior Loan Fund

	Shares	Value
Financial Intermediaries–0.07%
RJO Holdings Corp. (d)	2,851	$ 142,578
RJO Holdings Corp., Class A (d)	2,314	115,693
RJO Holdings Corp., Class B (d)	3,000	30
		258,301

Forest Products–0.82%
Restoration Forest Products Group, LLC (Acquired 02/22/2022-08/27/2024; Cost $3,974,977) (d)(g)	21,577	3,010,040

Home Furnishings–0.11%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $8,149) (g)	52,572	391,661

Leisure Goods, Activities & Movies–1.29%
Crown Finance US, Inc.	128,394	2,668,221
Crown Finance US, Inc.	681	14,152
USF S&H Holdco LLC (Acquired 12/02/2019; Cost $1,287,958) (d)(g)	1,786	2,048,457
Vue International Bidco PLC (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(g)	987	0
Vue International Bidco PLC (Acquired 02/20/2024; Cost $0) (United Kingdom) (d)(g)	486,292	1
Vue International Bidco PLC (United Kingdom) (d)	302,703	0
Vue International Bidco PLC, Class A4 (United Kingdom) (d)	211,027	0
		4,730,831

Lodging & Casinos–0.09%
Caesars Entertainment, Inc. (m)	8,413	316,665

Oil & Gas–1.22%
HGIM Corp. (d)	13,962	558,480
McDermott International Ltd. (m)	210,471	52,618
McDermott International Ltd. (d)	799,733	189,936
Patterson-UTI Energy, Inc.	33,092	304,777
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273) (d)(g)	84,254	9,268
Seadrill Ltd. (Norway) (m)	45,477	1,960,968
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $759,465) (d)(g)	73,367	0
Talos Energy, Inc. (m)	76,923	882,307
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,947,502) (g)	382,888	519,962
		4,478,316

Radio & Television–0.04%
iHeartMedia, Inc., Class A (m)	101,257	157,961
iHeartMedia, Inc., Class B (d)(m)	17	27
		157,988

Retailers (except Food & Drug)–0.01%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $716,681) (d)(g)	446	6,690
Toys ’R’ Us-Delaware, Inc. (d)	17	0
Vivarte S.A.S.U. (France) (d)	241,195	47,991
		54,681

Surface Transport–0.27%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320) (d)(g)	4,992	471,445
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-08/29/2024; Cost $19,304) (d)(g)	46,329	28,956
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875) (d)(g)	5,248	495,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17       Invesco Senior Loan Fund

			Shares	Value

Surface Transport–(continued)
Hurtigruten (Explorer II AS), Wts. (Acquired 02/23/2024; Cost $0) (Norway) (d)(g)			175,213	$ 0
				996,022

Telecommunications–0.04%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $240,465) (g)			16,031	121,571
Avaya, Inc. (Acquired 05/01/2023; Cost $43,620) (g)			2,908	22,053
				143,624
Total Common Stocks & Other Equity Interests (Cost $43,524,007)				24,086,408

	Interest Rate	Maturity Date	Principal Amount (000) (a)
U.S. Dollar Denominated Bonds & Notes–6.37%

Aerospace & Defense–0.37%
Rand Parent LLC (n)	8.50%	02/15/2030	$1,339	1,340,253

Air Transport–0.09%
American Airlines, Inc. (n)	8.50%	05/15/2029	313	325,610

Automotive–0.25%
Panther Escrow Issuer LLC (n)	7.13%	06/01/2031	897	935,035

Building & Development–0.86%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	1,037	1,000,753
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	5.75%	05/15/2026	1,637	1,634,415
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC (n)	6.75%	04/01/2032	134	137,789
Signal Parent, Inc. (n)	6.13%	04/01/2029	561	384,924
				3,157,881

Business Equipment & Services–1.06%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (n)	9.00%	08/01/2029	1,384	1,389,190
ADT Security Corp. (The) (n)	4.13%	08/01/2029	187	177,763
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	972	987,687
Boost Newco Borrower LLC (n)	7.50%	01/15/2031	1,200	1,280,622
Cloud Software Group, Inc. (n)	8.25%	06/30/2032	38	39,811
				3,875,073

Cable & Satellite Television–0.57%
Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029	22	16,972
Altice Financing S.A. (Luxembourg) (n)	5.00%	01/15/2028	783	629,869
Altice France S.A. (France) (n)	5.50%	01/15/2028	328	233,819
Altice France S.A. (France) (n)	5.50%	10/15/2029	305	211,980
Virgin Media Secured Finance PLC (United Kingdom) (n)	4.50%	08/15/2030	1,133	1,001,540
VZ Secured Financing B.V. (Netherlands) (n)	5.00%	01/15/2032	5	4,534
				2,098,714

Chemicals & Plastics–0.94%
INEOS Finance PLC (Luxembourg) (n)	7.50%	04/15/2029	517	535,731
INEOS Quattro Finance 2 PLC (United Kingdom) (n)	9.63%	03/15/2029	269	290,481
SK Invictus Intermediate II S.a.r.l. (n)	5.00%	10/30/2029	1,998	1,887,201
Windsor Holdings III LLC (n)	8.50%	06/15/2030	694	744,257
				3,457,670

Cosmetics & Toiletries–0.12%
Bausch & Lomb Corp. (n)	8.38%	10/01/2028	422	443,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Ecological Services & Equipment–0.03%
GFL Environmental, Inc. (n)	6.75%	01/15/2031		$92	$ 96,216

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (n)	7.88%	05/15/2026		36	35,551

Health Care–0.12%
Global Medical Response, Inc. (n)	10.00%	10/31/2028		301	300,768
Organon & Co./Organon Foreign Debt Co-Issuer B.V. (n)	6.75%	05/15/2034		149	154,600
					455,368

Industrial Equipment–0.67%
Chart Industries, Inc. (n)	7.50%	01/01/2030		882	927,855
EMRLD Borrower L.P./Emerald Co-Issuer, Inc. (n)	6.63%	12/15/2030		1,479	1,516,395
					2,444,250

Insurance–0.07%
HUB International Ltd. (n)	7.25%	06/15/2030		263	274,878

Lodging & Casinos–0.17%
Caesars Entertainment, Inc. (n)	6.50%	02/15/2032		128	131,617
Caesars Entertainment, Inc. (n)	7.00%	02/15/2030		161	166,849
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (n)	6.63%	01/15/2032		308	311,940
					610,406

Publishing–0.03%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		95	98,183

Radio & Television–0.03%
Univision Communications, Inc. (n)	7.38%	06/30/2030		133	127,750

Retailers (except Food & Drug)–0.31%
Evergreen Acqco 1 L.P./TVI, Inc. (n)	9.75%	04/26/2028		1,080	1,140,284

Telecommunications–0.63%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (n)	6.75%	10/01/2026		911	904,476
Windstream Escrow LLC/Windstream Escrow Finance Corp. (n)	7.75%	08/15/2028		1,447	1,413,981
					2,318,457

Utilities–0.04%
Calpine Corp. (n)	4.50%	02/15/2028		141	136,867
Total U.S. Dollar Denominated Bonds & Notes (Cost $21,247,476)					23,372,164

Non-U.S. Dollar Denominated Bonds & Notes–3.02% (o)

Automotive–0.28%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $110,771) (g)(n)	14.00%	03/19/2026	SEK	1,273	126,715
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%) (Acquired 03/24/2022; Cost $522,746) (g)(j)(n)(p)	13.16%	04/19/2026	SEK	4,920	442,041
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $231,406) (g)(n)	14.00%	03/19/2026	SEK	2,545	250,952
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%) (n)(p)	8.20%	09/30/2028	EUR	206	213,631
					1,033,339

Building & Development–0.08%
APCOA Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%) (n)(p)	8.69%	01/15/2027	EUR	272	303,600
Fagus Holdco PLC (United Kingdom) (Acquired 09/05/2023; Cost $0) (d)(g)(q)	0.00%	09/05/2029	EUR	5	5,433
					309,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Cable & Satellite Television–0.22%
Altice Financing S.A. (Luxembourg) (n)	3.00%	01/15/2028	EUR	260	$228,041

Altice Finco S.A. (Luxembourg) (n)	4.75%	01/15/2028	EUR	756	568,504

					796,545

Electronics & Electrical–0.20%
Cerved Group S.p.A. (Italy) (3 mo. EURIBOR + 5.25%) (n)(p)	8.97%	02/15/2029	EUR	660	719,669

Financial Intermediaries–1.72%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (n)(p)	11.13%	07/15/2030	EUR	1,101	649,050

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020; Cost $745,387) (g)(n)(p)	9.88%	05/01/2026	EUR	632	486,093

Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 10/23/2020; Cost $1,078,347) (g)(n)	6.75%	11/01/2025	EUR	909	698,970

Sherwood Financing PLC (United Kingdom) (n)	4.50%	11/15/2026	EUR	200	206,326

Sherwood Financing PLC (United Kingdom) (n)	6.00%	11/15/2026	GBP	202	241,587

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%) (n)(p)	8.17%	11/15/2027	EUR	891	920,410

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%) (n)(p)	8.17%	11/15/2027	EUR	1,250	1,291,259

Very Group Funding PLC (The) (United Kingdom) (n)	6.50%	08/01/2026	GBP	1,101	1,267,911

Very Group Funding PLC (The) (United Kingdom) (n)	6.50%	08/01/2026	GBP	490	564,284

					6,325,890

Health Care–0.15%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%) (n)(p)	9.47%	05/15/2029	EUR	486	541,404

Industrial Equipment–0.13%
Summer (BC) Holdco A S.a.r.l. (Luxembourg) (n)	9.25%	10/31/2027	EUR	450	490,230

Leisure Goods, Activities & Movies–0.07%
Deuce Finco PLC (United Kingdom) (n)	5.50%	06/15/2027	GBP	211	269,142

Surface Transport–0.17%
Zenith Finco PLC (United Kingdom) (n)	6.50%	06/30/2027	GBP	632	604,866

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,470,532)					11,090,118

				Shares
Preferred Stocks–1.09% (k)

Financial Intermediaries–0.06%
RJO Holdings Corp., Series A-2, Pfd. (d)				584	213,163

Oil & Gas–0.04%
McDermott International Ltd., Pfd. (d)				618	154,417

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940) (d)(g)				292,193	1,724

					156,141

Surface Transport–0.99%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738) (d)(g)				21,989	2,141,069

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189) (d)(g)				15,443	1,503,685

					3,644,754

Total Preferred Stocks (Cost $1,152,866)					4,014,058

TOTAL INVESTMENTS IN SECURITIES (r) -117.74% (Cost $464,832,055)					432,323,862

BORROWINGS-(18.38)%					(67,500,000)

OTHER ASSETS LESS LIABILITIES-0.64%					2,370,482

NET ASSETS-100.00%					$367,194,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20       Invesco Senior Loan Fund

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants
Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	This variable rate interest will settle after August 31, 2024, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	Restricted security. The aggregate value of these securities at August 31, 2024 was $43,749,685, which represented 11.91% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)
The borrower has filed for protection in federal bankruptcy court. Subsequent to period-end,
a valuation adjustment was made to the Fund’s term loan positions in Robertshaw to reflect the consummation of the borrower’s Chapter 11 plan.

(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $5,469,197, which represented 1.49% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $34,456,849, which represented 9.38% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(q)	Zero coupon bond issued at a discount.
(r)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

09/27/2024	Barclays Bank PLC	USD	28,039	SEK	300,722	$ 1,284

10/31/2024	Barclays Bank PLC	EUR	9,428,420	USD	10,518,828	68,841

09/27/2024	BNP Paribas S.A.	USD	2,188,141	EUR	2,000,000	24,989

09/27/2024	BNP Paribas S.A.	USD	1,829,271	GBP	1,403,380	14,197

10/31/2024	BNP Paribas S.A.	EUR	9,363,827	USD	10,447,628	69,234

09/27/2024	Canadian Imperial Bank of Commerce	USD	1,828,903	GBP	1,403,380	14,565

10/31/2024	Morgan Stanley and Co. International PLC	SEK	8,936,535	USD	878,056	4,989

09/27/2024	State Street Bank & Trust Co.	USD	1,804,237	GBP	1,384,016	13,795

10/31/2024	State Street Bank & Trust Co.	SEK	84,100	USD	8,258	42

09/27/2024	Toronto-Dominion Bank (The)	USD	1,083,744	EUR	1,000,000	22,821

10/31/2024	Toronto-Dominion Bank (The)	EUR	9,404,124	USD	10,494,540	71,483

Subtotal–Appreciation						306,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21       Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

09/27/2024	Bank of New York Mellon (The)	EUR	10,405,867	USD	11,323,976	$(190,791)

09/27/2024	Barclays Bank PLC	USD	10,425,067	EUR	9,359,151	(68,558)

10/31/2024	Barclays Bank PLC	GBP	19,528	USD	25,443	(213)

09/27/2024	BNP Paribas S.A.	GBP	1,366,249	USD	1,766,604	(28,089)

09/27/2024	BNP Paribas S.A.	SEK	9,226,026	USD	862,163	(37,437)

09/27/2024	BNP Paribas S.A.	USD	10,425,891	EUR	9,359,151	(69,382)

10/31/2024	BNP Paribas S.A.	GBP	1,397,609	USD	1,822,093	(14,158)

09/27/2024	Canadian Imperial Bank of Commerce	GBP	1,386,949	USD	1,791,888	(29,997)

10/31/2024	Canadian Imperial Bank of Commerce	GBP	1,397,609	USD	1,821,743	(14,509)

09/27/2024	Citibank, N.A.	EUR	55,441	USD	60,526	(824)

09/27/2024	Goldman Sachs International	GBP	8,169	USD	10,555	(177)

09/27/2024	J.P. Morgan Chase Bank, N.A.	GBP	42,459	USD	54,489	(1,285)

09/27/2024	Morgan Stanley and Co. International PLC	EUR	10,250,555	USD	11,168,282	(174,623)

09/27/2024	Morgan Stanley and Co. International PLC	USD	875,343	SEK	8,925,304	(5,066)

09/27/2024	State Street Bank & Trust Co.	EUR	10,405,867	USD	11,313,623	(201,145)

09/27/2024	State Street Bank & Trust Co.	GBP	1,386,949	USD	1,792,962	(28,923)

10/31/2024	State Street Bank & Trust Co.	GBP	1,378,325	USD	1,797,171	(13,744)

09/27/2024	Toronto-Dominion Bank (The)	USD	10,472,810	EUR	9,399,428	(71,732)

Subtotal–Depreciation						(950,653)

Total Forward Foreign Currency Contracts						$(644,413)

Abbreviations:
EUR –Euro
GBP –British Pound Sterling
SEK –Swedish Krona
USD –U.S. Dollar

Portfolio Composition
†
By credit quality, based on total investments
as of August 31, 2024

BBB-	1.35%
BB+	2.00
BB	6.94
BB-	8.39
B+	12.21
B	21.78
B-	19.50
CCC+	4.31
CCC	3.65
CCC-	0.20
CC	0.21
D	1.03
Non-Rated	12.00
Equity	6.43

†
Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.
“Non-
Rated” indicates the debtor was not rated, and should not be interpreted as

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22       Invesco Senior Loan Fund

indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23       Invesco Senior Loan Fund

Consolidated Statement of Assets and Liabilities
August 31, 2024
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $464,832,055)	$432,323,862

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	306,240

Cash	4,308,127

Restricted cash	3,686,702

Foreign currencies, at value (Cost $2,191,210)	1,786,507

Receivable for:
Investments sold	6,884,340

Fund shares sold	143,667

Interest	4,381,500

Investments matured, at value (Cost $7,161,434)	6,441,880

Investment for trustee deferred compensation and retirement plans	30,937

Other assets	36,378

Total assets	460,330,140

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	950,653

Payable for:
Borrowings	67,500,000

Investments purchased	15,048,866

Dividends	1,034,077

Proceeds received in connection with pending litigation	3,686,702

Fund shares reacquired	29,252

Due to broker	97,582

Accrued fees to affiliates	235,285

Accrued interest expense	388,939

Accrued trustees’ and officers’ fees and benefits	655

Accrued other operating expenses	325,226

Trustee deferred compensation and retirement plans	71,288

Unfunded loan commitments	3,767,271

Total liabilities	93,135,796

Net assets applicable to common shares	$367,194,344

Net assets applicable to common shares consist of:
Shares of beneficial interest	$651,256,733

Distributable earnings (loss)	(284,062,389)

$367,194,344

Net Assets:

Class A	$45,926,470

Class C	$34,280,213

Class Y	$1,829,358

Class IB	$263,649,730

Class IC	$21,508,573

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Class A	7,930,018

Class C	5,903,775

Class Y	315,794

Class IB	45,524,823

Class IC	3,714,471

Class A:
Net asset value per share	$5.79

Maximum offering price per share (Net asset value of $5.79 ÷ 96.75%)	$5.98

Class C:
Net asset value and offering price per share	$5.81

Class Y:
Net asset value and offering price per share	$5.79

Class IB:
Net asset value and offering price per share	$5.79

Class IC:
Net asset value and offering price per share	$5.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24       Invesco Senior Loan Fund

Consolidated Statement of Operations
For the six months ended August 31, 2024
(Unaudited)

Investment income:
Interest	$22,266,556

Dividends	65,913

Total investment income	22,332,469

Expenses:
Advisory fees	1,702,343

Administrative services fees	481,477

Custodian fees	38,227

Distribution fees:
Class A	59,130

Class C	179,194

Class IC	16,454

Interest, facilities and maintenance fees	2,417,236

Transfer agent fees	194,457

Trustees’ and officers’ fees and benefits	13,758

Registration and filing fees	36,007

Reports to shareholders	263,393

Professional services fees	231,677

Other	15,419

Total expenses	5,648,772

Net investment income	16,683,697

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	8,254,192

Foreign currencies	412,158

Forward foreign currency contracts	415,770

9,082,120

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(11,661,122)

Foreign currencies	(373,485)

Forward foreign currency contracts	(1,017,723)

(13,052,330)

Net realized and unrealized gain (loss)	(3,970,210)

Net increase in net assets resulting from operations	$12,713,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25       Invesco Senior Loan Fund

Consolidated Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)

	August 31,	February 29,
	2024	2024

Operations:
Net investment income	$16,683,697	$36,844,452

Net realized gain (loss)	9,082,120	(33,873,142)

Change in net unrealized appreciation (depreciation)	(13,052,330)	34,388,643

Net increase in net assets resulting from operations	12,713,487	37,359,953

Distributions to shareholders from distributable earnings:
Class A	(2,137,603)	(4,479,404)

Class C	(1,485,756)	(3,035,491)

Class Y	(97,269)	(271,089)

Class IB	(12,582,209)	(26,221,265)

Class IC	(1,002,504)	(2,036,182)

Total distributions from distributable earnings	(17,305,341)	(36,043,431)

Return of capital:
Class A	–	(241,875)

Class C	–	(163,908)

Class Y	–	(14,638)

Class IB	–	(1,415,872)

Class IC	–	(109,948)

Total return of capital	–	(1,946,241)

Total distributions	(17,305,341)	(37,989,672)

Share transactions–net:
Class A	(905,220)	(2,964,881)

Class C	(1,706,381)	376,581

Class Y	(309,127)	1,177,086

Class IB	(7,555,088)	(10,853,381)

Class IC	(185,513)	(263,420)

Net increase (decrease) in net assets resulting from share transactions	(10,661,329)	(12,528,015)

Net increase (decrease) in net assets	(15,253,183)	(13,157,734)

Net assets:
Beginning of period	382,447,527	395,605,261

End of period	$367,194,344	$382,447,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26       Invesco Senior Loan Fund

Consolidated Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$12,713,487

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:

Purchases of investments	(86,867,577)

Proceeds from sales of investments	101,720,956

Proceeds from sales of short-term investments, net	7,194,527

Amortization (accretion) of premiums and discounts, net	(1,227,491)

Net realized gain from investment securities	(8,254,192)

Net change in unrealized depreciation on investment securities	11,661,122

Net change in unrealized depreciation on forward foreign currency contracts	1,017,723

Change in operating assets and liabilities:

Decrease in receivables and other assets	156,273

Increase (decrease) in accrued expenses and other payables	(93,271)

Net cash provided by operating activities	38,021,557

Cash provided by (used in) financing activities:
Decrease in payable for amount due custodian	(849,556)

Dividends paid to shareholders from distributable earnings	(6,386,007)

Proceeds from shares of beneficial interest sold	2,131,919

Disbursements from shares of beneficial interest reacquired	(23,788,382)

Proceeds from borrowings	10,000,000

Repayment from borrowings	(15,000,000)

Net cash provided by (used in) financing activities	(33,892,026)

Net increase in cash and cash equivalents	4,129,531

Cash and cash equivalents at beginning of period	5,651,805

Cash and cash equivalents at end of period	$9,781,336

Non-cash financing activities:

Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$10,938,781

Supplemental disclosure of cash flow information:

Cash paid during the period for taxes	$13,145

Cash paid during the period for interest, facilities and maintenance fees	$2,380,154

Reconciliation of cash, cash equivalents, and restricted cash:

Cash and cash equivalents	$6,094,634

Restricted cash	3,686,702

Total cash, cash equivalents, and restricted cash:	$9,781,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27       Invesco Senior Loan Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)	Total borrowings (000’s omitted)	Asset Coverage per $1,000 unit of senior indebtedness (d)
Class A
Six months ended 08/31/24	$5.86	$0.26	$(0.06)	$ 0.20	$(0.27)	$-	$(0.27)	$5.79	3.40% (e)	$ 45,926	3.11	% (e)(f)	3.11	% (e)(f)	1.83	% (e)(f)	8.73	% (e)(f)	20%	$ 67,500	$6,440
Year ended 02/29/24	5.87	0.55	0.00	0.55	(0.53)	(0.03)	(0.56)	5.86	9.92 (e)	47,410	2.88	(e)	2.88	(e)	1.75	(e)	9.37	(e)	37	72,500	6,275
Year ended 02/28/23	6.46	0.41	(0.46)	(0.05)	(0.50)	(0.04)	(0.54)	5.87	(0.46) (e)	50,489	2.50	(e)	2.50	(e)	1.70	(e)	6.75	(e)	24	82,500	5,795
Year ended 02/28/22	6.43	0.25	0.10	0.35	(0.32)	-	(0.32)	6.46	5.49 (e)(g)	59,134	1.97	(e)	1.97	(e)	1.73	(e)	3.86	(e)	79	82,500	6,509
Year ended 02/28/21	6.34	0.23	0.11	0.34	(0.24)	(0.01)	(0.25)	6.43	5.77 (e)	59,821	2.05	(e)	2.05	(e)	1.71	(e)	3.80	(e)	64	82,500	6,835
Year ended 02/29/20	6.61	0.30	(0.26)	0.04	(0.31)	-	(0.31)	6.34	0.58 (e)	74,640	2.41	(e)	2.41	(e)	1.66	(e)	4.62	(e)	55	115,000	5,677
Class C
Six months ended 08/31/24	5.88	0.24	(0.06)	0.18	(0.25)	-	(0.25)	5.81	3.02 (e)	34,280	3.86	(e)(f)	3.86	(e)(f)	2.58	(e)(f)	7.98	(e)(f)	20	67,500	6,440
Year ended 02/29/24	5.89	0.50	0.01	0.51	(0.49)	(0.03)	(0.52)	5.88	9.10 (e)	36,422	3.63	(e)	3.63	(e)	2.50	(e)	8.62	(e)	37	72,500	6,275
Year ended 02/28/23	6.48	0.37	(0.46)	(0.09)	(0.46)	(0.04)	(0.50)	5.89	(1.18) (e)	36,108	3.25	(e)	3.25	(e)	2.45	(e)	6.00	(e)	24	82,500	5,795
Year ended 02/28/22	6.44	0.20	0.11	0.31	(0.27)	-	(0.27)	6.48	4.86 (e)(g)	44,805	2.72	(e)	2.72	(e)	2.48	(e)	3.11	(e)	79	82,500	6,509
Year ended 02/28/21	6.36	0.18	0.10	0.28	(0.19)	(0.01)	(0.20)	6.44	4.81 (e)	47,919	2.80	(e)	2.80	(e)	2.46	(e)	3.05	(e)	64	82,500	6,835
Year ended 02/29/20	6.63	0.25	(0.26)	(0.01)	(0.26)	-	(0.26)	6.36	(0.16) (e)	58,449	3.16	(e)	3.16	(e)	2.41	(e)	3.87	(e)	55	115,000	5,677
Class Y
Six months ended 08/31/24	5.86	0.26	(0.06)	0.20	(0.27)	-	(0.27)	5.79	3.53	1,829	2.86	(f)	2.86	(f)	1.58	(f)	8.98	(f)	20	67,500	6,440
Year ended 02/29/24	5.87	0.56	0.01	0.57	(0.55)	(0.03)	(0.58)	5.86	10.19	2,161	2.63		2.63		1.50		9.62		37	72,500	6,275
Year ended 02/28/23	6.46	0.42	(0.45)	(0.03)	(0.52)	(0.04)	(0.56)	5.87	(0.21)	983	2.25		2.25		1.45		7.00		24	82,500	5,795
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	-	(0.34)	6.46	5.75 (g)	1,077	1.72		1.72		1.48		4.11		79	82,500	6,509
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04	1,045	1.80		1.80		1.46		4.05		64	82,500	6,835
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	-	(0.33)	6.34	0.83	2,436	2.16		2.16		1.41		4.87		55	115,000	5,677
Class IB
Six months ended 08/31/24	5.86	0.26	(0.06)	0.20	(0.27)	-	(0.27)	5.79	3.52	263,650	2.86	(f)	2.86	(f)	1.58	(f)	8.98	(f)	20	67,500	6,440
Year ended 02/29/24	5.87	0.56	0.01	0.57	(0.55)	(0.03)	(0.58)	5.86	10.19	274,491	2.63		2.63		1.50		9.62		37	72,500	6,275
Year ended 02/28/23	6.46	0.42	(0.45)	(0.03)	(0.52)	(0.04)	(0.56)	5.87	(0.21)	285,767	2.25		2.25		1.45		7.00		24	82,500	5,795
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	-	(0.34)	6.46	5.75 (g)	324,116	1.72		1.72		1.48		4.11		79	82,500	6,509
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04	345,166	1.80		1.80		1.46		4.05		64	82,500	6,835
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	-	(0.33)	6.34	0.83	372,576	2.16		2.16		1.41		4.87		55	115,000	5,677
Class IC
Six months ended 08/31/24	5.86	0.26	(0.06)	0.20	(0.27)	-	(0.27)	5.79	3.45 (e)	21,509	3.01	(e)(f)	3.01	(e)(f)	1.73	(e)(f)	8.83	(e)(f)	20	67,500	6,440
Year ended 02/29/24	5.87	0.55	0.01	0.56	(0.54)	(0.03)	(0.57)	5.86	10.03 (e)	21,963	2.78	(e)	2.78	(e)	1.65	(e)	9.47	(e)	37	72,500	6,275
Year ended 02/28/23	6.46	0.41	(0.45)	(0.04)	(0.51)	(0.04)	(0.55)	5.87	(0.36) (e)	22,259	2.40	(e)	2.40	(e)	1.60	(e)	6.85	(e)	24	82,500	5,795
Year ended 02/28/22	6.43	0.26	0.10	0.36	(0.33)	-	(0.33)	6.46	5.60 (e)(g)	25,339	1.87	(e)	1.87	(e)	1.63	(e)	3.96	(e)	79	82,500	6,509
Year ended 02/28/21	6.34	0.23	0.12	0.35	(0.25)	(0.01)	(0.26)	6.43	5.88 (e)	27,422	1.95	(e)	1.95	(e)	1.61	(e)	3.90	(e)	64	82,500	6,835
Year ended 02/29/20	6.61	0.31	(0.26)	0.05	(0.32)	-	(0.32)	6.34	0.68 (e)	29,779	2.31	(e)	2.31	(e)	1.56	(e)	4.72	(e)	55	115,000	5,677

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)
Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual
12b-1
fees of 0.25% for Class A shares, 1.00% for Class C shares and 0.15% for Class IC shares for the six months ended August 31, 2024 and the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021 and February 29, 2020, respectively.

(f)	Annualized.
(g)
Amount includes the effect of the Adviser
pay-in
for an economic loss of $0.01 per share. Had the
pay-in
not been made, the total return would have been 5.32%, 4.70%, 5.59%, 5.59%, and 5.43% for Class A, Class C, Class Y, Class IB and Class IC shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28       Invesco Senior Loan Fund

Notes to Consolidated Financial Statements
August 31, 2024
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company that is operated as an interval fund and periodically offers its shares for repurchase.
The Fund may also invest a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Senior Loan TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed a separate series. The Fund owns all beneficial and economic interests in the Subsidiary and the Subsidiary’s series. The accompanying consolidated financial statements reflect the financial position of the Fund, the
Subsidiary
and the Subsidiary’s series and the results of operations on a consolidated basis.
The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.
The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations
- Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size
trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s
end-of-business-day
net asset value per share.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day
net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value

29       Invesco Senior Loan Fund

as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund is plaintiff to legal proceedings in connection with certain of its portfolio investments. The outcome and financial effect, if any, of these legal proceedings cannot be determined at this time because the proceedings are ongoing and have not been fully adjudicated. The Fund received a cash payment of $3,683,918 from the issuer of one of its portfolio investments (Robertshaw US Holding Corp.), the status of which is subject to such ongoing litigation. Consequently, the Fund continues to recognize its investments in the various Robertshaw Term Loans in the Consolidated Schedule of Investments and has recorded the cash received as restricted cash and an offsetting liability proceeds received in connection with pending litigation for such cash proceeds received in the Consolidated Statement of Assets and Liabilities.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination
- For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of
Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors.

30       Invesco Senior Loan Fund

These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions
- Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend
date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.
Federal Income Taxes -
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as
amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses
- Fees provided for under the Rule
12b-1
plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on the relative value of settled shares.

G.
Interest, Facilities and Maintenance Fees
- Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.

H.
Accounting Estimates -
The preparation of financial statements in conformity with accounting principles generally accepted in the
United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end
date and before the date the consolidated financial statements are released to print.

I.
Indemnifications
- Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.
Cash and Cash Equivalents -
For the purposes of the Consolidated Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.
Securities Purchased on a When-Issued and Delayed Delivery Basis
- The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

L.
Foreign Currency Translations
- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s

31       Invesco Senior Loan Fund

assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts
- The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Industry Focus
- To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

O.
Bank Loan Risk
- Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

P.
LIBOR Transition Risk
- The Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.

The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative
of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.
While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Fund’s performance or
NAV
.
Q.
Leverage Risk
- The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

R.
Other Risks
- The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are

32       Invesco Senior Loan Fund

subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or
non-U.S.
companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.900%
Next $1 billion	0.850%
Next $1 billion	0.825%
Next $500 million	0.800%
Over $3 billion	0.775%
 For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.90%.
 Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. The Fund has also entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2024, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.
The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2024, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as
Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule
12b-1
under the 1940 Act for Class A and Class C shares, and a service plan for Class A, Class C and Class IC shares (collectively, the “Plans”) to pay IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended August 31, 2024, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as
Distribution fees
.
Front-end
sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund.
Front-end
sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $1,922 in front-end
sales commissions from the sale of Class A shares and $0, $3,099 and $0 from Class A, Class C and Class IC shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Fund are officers and directors of the Adviser, IIS and/or IDI.

33       Invesco Senior Loan Fund

NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.
Level 2 -  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 -  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$330,267,148	$39,493,966	$369,761,114

Common Stocks & Other Equity Interests	3,983,165	5,464,586	14,638,657	24,086,408

U.S. Dollar Denominated Bonds & Notes	–	23,372,164	–	23,372,164

Non-U.S. Dollar Denominated Bonds & Notes	–	11,084,685	5,433	11,090,118

Preferred Stocks	–	–	4,014,058	4,014,058

Total Investments in Securities	3,983,165	370,188,583	58,152,114	432,323,862

Other Investments - Assets*

Investments Matured	–	–	6,441,880	6,441,880

Forward Foreign Currency Contracts	–	306,240	–	306,240

	–	306,240	6,441,880	6,748,120

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(950,653)	–	(950,653)

Total Other Investments	–	(644,413)	6,441,880	5,797,467

Total Investments	$3,983,165	$369,544,170	$64,593,994	$438,121,329

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2024:

	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 08/31/24
Variable Rate Senior Loan Interests	$45,440,730	$4,044,695	$(11,395,118)	$70,800	$60,441	$(32,606)	$8,256,556	$(6,951,532)	$39,493,966
Common Stocks & Other Equity Interests	11,321,331	5,299,384	(2,456,119)	–	–	(92,591)	566,652	–	14,638,657
Investments Matured	306,850	6,235,836	(234,687)	12,717	134	121,030	–	–	6,441,880
Preferred Stocks	4,699,998	–	–	–	–	(685,940)	–	–	4,014,058
Non-U.S. Dollar Denominated Bonds & Notes	5,312	–	–	–	–	121	–	–	5,433
Municipal Obligations	2,026,979	–	(2,465,639)	3,628	–	435,032	–	–	–
Total	$63,801,200	$15,579,915	$(16,551,563)	$87,145	$60,575	$(254,954)	$8,823,208	$(6,951,532)	$64,593,994

**	Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

34       Invesco Senior Loan Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value at 08/31/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
My Alarm Center LLC, Class A	$6,042,128	Valuation Service	N/A	N/A	N/A	(a)

NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	4,800,583	Valuation Service	N/A	N/A	N/A	(b)

(a)
Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going
basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation
of the security’s fair valuation.

(b)
Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going
basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation
of the security’s fair valuation.

NOTE 4–Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out
netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at
Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2024:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$306,240

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$306,240

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(950,653)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(950,653)

35       Invesco Senior Loan Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$ –	$(190,791)	$(190,791)	$–	$–	$(190,791)

Barclays Bank PLC	70,125	(68,771)	1,354	–	–	1,354

BNP Paribas S.A.	108,420	(149,066)	(40,646)	–	–	(40,646)

Canadian Imperial Bank of Commerce	14,565	(44,506)	(29,941)	–	–	(29,941)

Citibank, N.A.	–	(824)	(824)	–	–	(824)

Goldman Sachs International	–	(177)	(177)	–	–	(177)

J.P. Morgan Chase Bank, N.A.	–	(1,285)	(1,285)	–	–	(1,285)

Morgan Stanley and Co. International PLC	4,989	(179,689)	(174,700)	–	–	(174,700)

State Street Bank & Trust Co.	13,837	(243,812)	(229,975)	–	–	(229,975)

Toronto-Dominion Bank (The)	94,304	(71,732)	22,572	–	–	22,572

Total	$306,240	$(950,653)	$(644,413)	$–	$–	$(644,413)

Effect of Derivative Investments for the six months ended August 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$ 415,770
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,017,723)
Total	$ (601,953)
The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$122,929,886
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.
Trustees have the option to defer compensation payable by the Fund, and
“Trustees’ and Officers’ Fees and Benefits”
includes amounts accrued by the Fund to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Fund has entered into a $90 million revolving credit and security agreement with SSB, which has no scheduled expiration date. The Fund has the right to terminate the revolving credit and security agreement upon at least 10 business days’ prior written notice. Effective December 2, 2024, SSB will have the right to terminate the revolving credit and security agreement upon at least 180 days’ prior written notice. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $73,750,000 with an average interest rate of 6.42%. The carrying amount of the Fund’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Consolidated Statement of Operations as
Interest, facilities and maintenance fees
.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Consolidated Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

36       Invesco Senior Loan Fund

NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2024. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

ABG Intermediate Holdings 2 LLC	Delayed Draw Term Loan	$ 221,411	$ 1,245

Alter Domus (Chrysaor Bidco S.a.r.l.)	Delayed Draw Term Loan	20,595	96

Epicor Software Corp.	Delayed Draw Term Loan B	48,568	309

Groundworks LLC	Delayed Draw Term Loan	144,000	814

MB2 Dental Solutions LLC	Revolver Loan	22,135	209

MB2 Dental Solutions LLC	Delayed Draw Term Loan	237,703	238

MB2 Dental Solutions LLC	Delayed Draw Term Loan	142,622	142

McDermott International Ltd.	LOC	1,360,568	(442,185)

McDermott International Ltd.	LOC	1,275,938	(108,455)

Ryan LLC (Ryan Tax)	Delayed Draw Term Loan	28,896	125

Tank Holding Corp.	Revolver Loan	102,501	(1,590)

USF S&H Holdco LLC	Term Loan A	162,334	0

		$3,767,271	$(549,052)

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
For the six months ended August 31, 2024, the Subsidiary did not incur any current or deferred federal income tax expense.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,351,004	$241,617,597	$255,968,601

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $87,563,469 and $102,735,689, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$18,017,379

Aggregate unrealized (depreciation) of investments	(54,012,849)

Net unrealized appreciation (depreciation) of investments	$(35,995,470)

Cost of investments for tax purposes is $474,116,799.
NOTE 10–Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

37       Invesco Senior Loan Fund

At the six months ended August 31, 2024, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,089,690	$1,585,530

NOTE 11–Dividends
The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2024.

		Amount Per Share

Share Class	Record Date	Payable September 30, 2024
Class A	Daily	$0.0444
Class C	Daily	$0.0409
Class Y	Daily	$0.0456
Class IB	Daily	$0.0456
Class IC	Daily	$0.0449
NOTE 12–Repurchase of Shares
The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule
23c-3(b)
of the 1940 Act.
The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares at net asset value (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the six months ended August 31, 2024, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 15, 2024	6.0%	670,554.003	1.0%
April 19, 2024	6.0	708,595.493	1.1
May 17, 2024	6.0	720,943.367	1.1
June 21, 2024	6.0	821,341.424	1.3
July 19, 2024	6.0	569,133.346	0.9
August 16, 2024	6.0	560,819.612	0.9
NOTE 13–Share Information

	Summary of Share Activity
	Six months ended August 31, 2024 (a)		Year ended February 29, 2024

	Shares	Amount	Shares	Amount

Sold:
Class A	181,489	$1,060,843	658,306	$3,856,035
Class C	60,778	356,761	246,273	1,447,930
Class Y	16,982	99,706	1,069,231	6,240,659
Class IB	114,969	670,135	59,439	347,374
Class IC	5,081	29,714	8,723	51,123

Issued as reinvestment of dividends:
Class A	242,409	1,415,244	531,380	3,103,321

Class C	165,867	971,158	357,403	2,092,532

Class Y	10,679	62,373	15,424	90,043

Class IB	1,334,686	7,793,285	3,066,131	17,906,711

Class IC	119,347	696,721	252,315	1,473,468

38       Invesco Senior Loan Fund

	Summary of Share Activity
	Six months ended August 31, 2024 (a)		Year ended February 29, 2024

	Shares	Amount	Shares	Amount

Reacquired:
Class A	(578,725)	$(3,381,307)	(1,703,966)	$ (9,924,237)

Class C	(518,374)	(3,034,300)	(542,050)	(3,163,881)

Class Y	(80,646)	(471,206)	(883,263)	(5,153,616)

Class IB	(2,737,600)	(16,018,508)	(4,985,576)	(29,107,466)

Class IC	(156,135)	(911,948)	(306,467)	(1,788,011)

Net increase (decrease) in share activity	(1,819,193)	$(10,661,329)	(2,156,697)	$(12,528,015)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39       Invesco Senior Loan Fund

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco Senior Loan Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees,
that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The
Sub-Committees
meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory
contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up
requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up
responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
interval fund, including, but not limited to, leverage management and facilitation and management of the Fund’s monthly repurchase offers. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices

40       Invesco Senior Loan Fund

and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory
contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period the second quintile of its performance universe for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds, and further noted that the Fund is unique relative to its peers in that it is a closed-end
interval fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted
that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group. The Board also noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board considered that the Fund’s expense group was comprised of only six funds (including the Fund) and discussed with management reasons for the Fund’s ranking for actual and contractual management fees in such expense group. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive
fee structures, which are not easily
un-bundled.
The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised
Invesco Funds, including oversight of the Affiliated
Sub-Advisers
as well as the additional services described herein other than day-to-day
portfolio management.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts.

41       Invesco Senior Loan Fund

The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.
The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

42       Invesco Senior Loan Fund

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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form
N-PORT
filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05845	Invesco Distributors, Inc.	VK-SLO-SAR-1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1)	Not applicable.

19(a)(2)	Not applicable.

19(a)(3)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Loan Fund

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024